condensed interim consolidated statements of changes in owners' equity - CAD ($) shares in Millions, $ in Millions	Equity contributed, Common shares	Contributed surplus	Retained earnings (deficit)	Accumulated other comprehensive income (loss)	Common equity	Non-controlling interests	Total
Balance (in shares) at Dec. 31, 2024	1,504
Balance at Dec. 31, 2024	$ 13,124	$ 1,081	$ 1,520	$ (105)	$ 15,620	$ 1,178	$ 16,798
Net income (loss)			328		328	(272)	56
Other comprehensive income			26	20	46	(45)	1
Dividends			(1,244)		(1,244)		(1,244)
Dividends reinvested and optional cash payments	$ 409				409		409
Dividends reinvested and optional cash payments (in shares)	21
Equity accounted share-based compensation		70			70	(4)	66
Change in ownership interests of subsidiaries		(9)			(9)	25	16
Balance (in shares) at Jun. 30, 2025	1,525
Balance at Jun. 30, 2025	$ 13,533	1,142	630	(85)	15,220	882	16,102
Balance (in shares) at Dec. 31, 2025	1,549
Balance at Dec. 31, 2025	$ 14,096	1,577	98	4	15,775	804	16,579
Net income (loss)			(1,704)		(1,704)	18	(1,686)
Other comprehensive income			12	(16)	(4)		(4)
Dividends			(1,312)		(1,312)		(1,312)
Dividends reinvested and optional cash payments	$ 438				438		438
Dividends reinvested and optional cash payments (in shares)	25
Equity accounted share-based compensation	$ 21	64			85		85
Equity accounted share-based compensation (in shares)	1
Partnership distributions to non-controlling interest						(14)	(14)
Issue of shares in business combination	$ 3				3		3
Balance (in shares) at Jun. 30, 2026	1,575
Balance at Jun. 30, 2026	$ 14,558	$ 1,641	$ (2,906)	$ (12)	$ 13,281	$ 808	$ 14,089